Plant and Equipment (First Aviation Services, Inc. [Member])	12 Months Ended
Dec. 31, 2011
First Aviation Services, Inc. [Member]
Plant and Equipment
3. Plant and Equipment

Plant and equipment consist of the following:

	2011	2010

Machinery and equipment	$3,454	$3,099
Buildings and leasehold improvements	1,414	1,667
Computer equipment, software, office furniture, fixtures, vehicles, and other office equipment	7,577	7,341
Construction-in-process	21	14
	12,466	12,121
Less: accumulated depreciation	(10,636)	(9,654)
	$1,830	$2,467

The amount of unamortized capitalized software at December 31, 2011 and 2010 was $788 and $1,115, respectively. The related amortization expense during the years ended December 31, 2011 and 2010 was $482 and $432, respectively. Depreciation and amortization expense for plant and equipment was $985 and $978 for the years ended December 31, 2011 and 2010, respectively.